Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 38,540	$ 66,535
Less: Allowance for doubtful accounts
Total accounts receivable, net	$ 38,540	$ 66,535